Average Annual Total Returns - FidelityEquityDividendIncomeFund-KPRO - FidelityEquityDividendIncomeFund-KPRO - Fidelity Equity Dividend Income Fund	Jan. 29, 2025
Fidelity Equity Dividend Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	12.56%
Past 5 years	9.19%
Past 10 years	8.73%
MS735
Average Annual Return:
Past 1 year	15.32%
Past 5 years	8.25%
Past 10 years	9.22%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%